Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

a.	Equity Interests in Subsidiaries

Alterity Therapeutics Limited owns 100% of its subsidiaries, Alterity Therapeutics Inc. and Alterity Therapeutics UK Ltd.

b.	Key Management Personnel Remuneration

The Directors of Alterity during the year:

Mr. Geoffrey Kempler, Chairman

Mr. Brian Meltzer, Independent Non-Executive Director

Mr. Peter Marks, Independent Non-Executive Director

Mr. Lawrence Gozlan, Non-Executive Director

The Key Management Personnel of the Group during the year:

Dr. David Stamler	Chief Executive Officer

Remuneration of all key management personnel of the Group is determined by the Board of Directors following recommendation by the Remuneration Committee.

The Group is committed to remunerating senior executives in a manner that is market competitive and consistent with ‘best practice’ including the interests of shareholders. Remuneration packages are based on fixed and variable components, determined by the executive’s position, experience and performance, and may be satisfied via cash or equity.

Please refer to Note 19 for Key Management Personnel Remuneration detail.